Income Taxes (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforwards	$ 27,592,166	$ 25,487,951
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforwards	$ 4,588,699	$ 0